Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

As of December 31, 2019, 2018 and 2017, prepaid expenses and other current assets are as follows:

	December 31,
	2019	2018	2017
Advances to suppliers of inventories	$628,286	704,563	234,458
Prepaid expenses of services	280,950	217,074	235,652
Prepaid expenses of insurance and bonds	128,178	129,582	88,533
Other current assets	189,782	80,651	80,028
Total	$1,227,196	1,131,870	638,671